SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment, Depreciation, Estimated Lives
Property, plant and equipment are recorded at cost less accumulated depreciation. Depreciation is recognized on a straight-line basis over the following estimated useful lives:

Buildings and plants	30 years
Machinery and equipment	15 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	6 years

Schedule of Share-Based Compensation Expenses
	Year ended December 31,
	2016	2017	2018
Selling, general and administrative expenses	$2,501,957	$3,679,145	$12,461,838
Cost of revenues	200,132	521,128	1,326,211
Total	$2,702,089	$4,200,273	$13,788,049